Derivatives (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 345	$ 428
Derivative liability, at fair value	1,376	1,173
MBS with embedded derivatives [Member] | Fixed maturities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	100	96
Public company warrants [Member] | Equity securities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	4	10
Fixed-indexed annuities (embedded derivative) [Member] | Annuity benefits accumulated [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	1,369	1,160
Equity index call options [Member] | Equity options - fixed indexed annuities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	241	322
Reinsurance contracts (embedded derivative) [Member] | Other liabilities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 7	$ 13